CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF FAIR VALUE OF WARRANT USING ASSUMPTIONS

Fair value of the warrants immediately before the change:

Fair value of the warrants	A Warrant	B Warrant
Expected volatility (%)	150.5%	158.7%
Risk-free interest rate (%)	0.04%	0.08%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	0.18	1.18
Conversion price	0.26	0.31
Underlying share price (U.S. dollars)	0.07	0.07
Fair value (U.S. dollars in thousands)	3	121

Fair value of the warrants immediately after the change:

Fair value of the warrants	A Warrant	B Warrant
Expected volatility (%)	158.7%	158.7%
Risk-free interest rate (%)	0.08%	0.22%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	1.18	2.18
Conversion price	0.1	0.1
Underlying share price (U.S. dollars)	0.07	0.07
Fair value (U.S. dollars in thousands)	211	274

The following are the data and assumptions used:

Warrants A
Dividend yield	0%
Risk-free interest rate	0.96%
Expected term (years)	2.5
Volatility	159.70%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	119

Warrants B
Dividend yield	0%
Risk-free interest rate	1.18%
Expected term (years)	3.5
Volatility	159.70%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	136

The following are the data and assumptions used:

Warrants A
Dividend yield	0%
Risk-free interest rate	3.13%
Expected term (years)	2
Volatility	153.1%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	50

Warrants B
Dividend yield	0%
Risk-free interest rate	3.14%
Expected term (years)	3
Volatility	148.6%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	64

The following are the data and assumptions used:

Warrants A
Dividend yield (%)	0%
Risk-free interest rate (%)	2.97%
Expected term (years)	5
Volatility	152.9%
Share price (U.S. dollars)	0.02
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	98

SCHEDULE OF FAIR VALUE OF OPTION USING ASSUMPTIONS

The fair value of the conversion feature (hereafter “Convertible Component”) was estimated using the Monte Carlo Simulation Model to compute the Convertible Component’s fair value. The assumptions used to perform the Monte-Carlo simulation model on June 24, 2021 were consistent with those utilized in the Company’s Black-Scholes valuation for stock options are detailed below:

June 24, 2021
Expected volatility (%)	156.8%
Risk-free interest rate (%)	0.17%
Expected dividend yield	0.0%
Contractual term (years)	1.5
Conversion price	(*)
Underlying share price (US dollars)	0.03
Convertible notes amount	397
Fair value of the conversion feature (US dollars in thousands)	117

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.

SCHEDULE OF FAIR VALUE OF DEBT

Based on the above, the fair value proportion allocation as of June 24, 2021 was as follows:

June 24, 2021 (US dollars in thousands)
Conversion Component	$117
Warrants	172
Convertible Notes	61
Total	$350

Based on the above, the fair value proportion allocation as of January 5, 2022 was as follows:

January 5, 2022 (US dollars in thousands)
Conversion Component	$48
Warrants	100
Convertible Notes	32
Total	$180

Based on the above, the fair value proportion allocation as of July 15, 2022 was as follows:

July 15, 2022 (US dollars in thousands)
Conversion Component	$4
Warrants	55
Convertible Notes	41
Total	$100

SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS

The fair value of the conversion feature (hereafter “Convertible Component”) was estimated using the Monte-Carlo simulation model to compute the Convertible Component’s fair value. The assumptions used to perform the Monte-Carlo simulation model were consistent with those utilized in the Company’s Black-Scholes valuation for stock options are detailed below:

Loan #1 that was amended on August 13, 2021:

August 13, 2021
Expected volatility (%)	149.04%
Risk-free interest rate (%)	0.05%
Expected dividend yield	0.0%
Contractual term (years)	0.34
Conversion price	(*)
Underlying share price (U.S. dollars)	0.05
Convertible notes amount	1,312
Fair value of the conversion feature (U.S. dollars in thousands)	379

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

Loan #2 that was amended on August 13, 2021:

August 13, 2021
Expected volatility (%)	151.48%
Risk-free interest rate (%)	0.13%
Expected dividend yield	0.0%
Contractual term (years)	1.36
Conversion price	(*)
Underlying share price (U.S. dollars)	0.05
Convertible notes amount	397
Fair value of the conversion feature (U.S. dollars in thousands)	115

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.

Scenario One [Member]
SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS

January 5, 2022
Dividend yield (%)	0%
Risk-free interest rate (%)	0.65%
Expected term (years)	1.57
Volatility	154.86%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	56

July 15, 2022
Dividend yield	0%
Risk-free interest rate	3.12%
Expected term (years)	1
Volatility	146.4%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	6

December 31, 2022
Dividend yield	0%
Risk-free interest rate	4.74%
Expected term (years)	0.83
Volatility	147.71%
Share price (U.S. dollars)	0.038
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	694

Scenario Two [Member]
SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS

January 5, 2022
Dividend yield (%)	0%
Risk-free interest rate (%)	0.40%
Expected term (years)	0.99
Volatility	158%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature U.S. dollars in thousands)	40

July 15, 2022
Dividend yield	0%
Risk-free interest rate	2.86%
Expected term (years)	0.46
Volatility	125.9%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	1

December 31, 2022
Dividend yield	0%
Risk-free interest rate	4.69%
Expected term (years)	0.16
Volatility	166.9%
Share price (U.S. dollars)	0.038
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	260

Citrine 8LP [Member]
SCHEDULE OF FAIR VALUE OF WARRANT USING ASSUMPTIONS

The assumptions used to perform the calculations are detailed below:

	A Warrant	B Warrant
Expected volatility (%)	156.8%	156.8%
Risk-free interest rate (%)	0.37%	0.59%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	2.5	3.5
Conversion price	0.1	0.1
Underlying share price (U.S. dollars)	0.03	0.03
Fair value (U.S. dollars in thousands)	184	220